Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss for the year	$ (1,649,082)	$ (101,112)
Adjustments for:
Fair value change of other liabilities	0	(445,216)
Deferred tax expense	547,461	1,887,558
Foreign exchange gain on cash and cash equivalents	24,951	21,069
Write-off of deferred royalty acquisitions	19,433	114,162
Share-based compensation	2,139,900	1,662,741
Impairment charges	0	(1,587,206)
Impairment recovery	0	(250,000)
Interest and finance charges	315,304	0
Amortization	183,539	183,539
Depletion	3,132,938	2,331,934
Cash Flows From Used In Operating Activities Gross	4,714,444	6,991,881
Changes in non-cash working capital:
Accounts receivable	589,891	(1,507,509)
Prepaid expenses	(24,692)	(15,763)
Accounts payable and accrued liabilities	(202,734)	(127,393)
Income taxes payable	382,241	(70,126)
Net cash flows from operating activities	5,459,150	5,271,090
Cash flows used in investing activities
Acquisition of royalties	3,673,928	5,430,316
Restricted cash	537,510	162,490
Deferred royalty acquisitions	(19,433)	(64,905)
Net cash flows used in investing activities	(3,155,851)	(5,332,731)
Cash flows from (used in) from financing activities
Proceeds from issuance of common shares	0	8,349,000
Share issue costs	24,003	1,087,652
Transaction costs related to credit facility	502,884	0
Payments of interest on credit facility	67,733	0
Dividends paid	(2,272,217)	(2,010,412)
Net cash flows from (used in) from financing activities	(2,866,837)	5,250,936
Increase (decrease) in cash and cash equivalents	(563,538)	5,189,295
Impact of foreign exchange on cash and cash equivalents	(24,951)	(21,069)
Cash and cash equivalents, beginning of the year	9,342,880	4,174,654
Cash and cash equivalents, end of the year	$ 8,754,391	$ 9,342,880